INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (decrease) in valuation allowance	$ 1,221,226
Federal net operating losses carryforwards	12,806,705
State net operating losses carryforwards	$ 15,752,351
Operating loss carry-forward expiration dates, Federal	Dec. 31, 2032
Operating loss carry-forward expiration dates, State and Local	Dec. 31, 2032
Unrecognized tax benefits	$ 0
Accruals for interest and penalties related to unrecognized tax benefits	$ 0
Effective tax rate	21.00%	34.00%
Big Token, Inc. [Member]
Federal net operating losses carryforwards	$ 2,035,171	$ 2,035,171
State net operating losses carryforwards	209,623	209,623
Net operating loss carry forward	$ 538,029	$ 538,029
Operating loss carry-forward expiration dates, Federal	Dec. 31, 2037
Operating loss carry-forward expiration dates, State and Local	Dec. 31, 2038
Effective tax rate	24.20%
Big Token, Inc. [Member] | Minimum [Member]
Effective tax rate	21.00%
Big Token, Inc. [Member] | Maximum [Member]
Effective tax rate	35.00%